Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Copeland Trust
Entity Central Index Key	0001502745
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000233044
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class A
Trading Symbol	CISAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$64	1.23%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2025, the Class A shares of the Fund delivered a return of 7.93%, which trailed the 13.15% gain of the MSCI World ex USA Index and the 9.80% return of the MSCI ACWI ex US Small Cap Index.

The Industrials sector faced challenges in Japan. Misumi Group (9962-JP, 0.9% of holdings at period end), a leading Japanese precision components manufacturer, lowered its earnings guidance due to soft global capital spending and foreign exchange headwinds—despite delivering record results in fiscal year 2024. In contrast, many domestically focused, lower profitable Japanese industrial companies saw a tailwind from the strengthening yen and governance-related margin expansion. The Materials sector was a detractor of performance due to the significant outperformance of the metals & mining sub-sector driven by gold mining companies. The Fund strategy is underexposed to this segment due to the lack of long-term dividend growers in this sub-sector. The Fund’s stock selection in the Consumer Staples sector was a drag on relative returns. Warpaint London (W7L-GB, 1.7% of holdings at period end), a UK-based cosmetics company targeting the value beauty segment, was another detractor. After several years of strong growth, the company experienced a moderation in sales momentum, prompting a valuation reset. Despite the near-term weakness, the company maintains a strong balance sheet and continues to expand internationally.

The Energy sector was a contributor to performance helped by healthy exposure to LNG (Liquified Natural Gas) related companies that have benefited from increased prospects for LNG to drive energy needs over coal and other forms of fossil fuel. The Consumer Discretionary sector was also a positive contributor. Lottomatica (LTMC-IT, 2.1% of holdings at period end), Italy’s leading gaming company, delivered high returns as it successfully transitioned more of its physical store customers to its high-margin online platform, driving earnings growth and margin expansion. Lottomatica also benefited from continued capital allocation discipline through combination of growing dividends, disciplined M&A activity and increasing share buybacks. The Communication Services sector also contributed positively. Most notably Scout24 A.G. (G24-DE, 2.8% of holdings at period end), the leading online real estate marketplace in Germany, achieved accelerating sales and margin improvements in both sales and rental markets through new product innovations and superior execution. Share price was also rewarded due to high outlook visibility and lack of tariff risks.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class A	MSCI ACWI ex US Small Cap Index	MSCI WORLD ex USA Index
Dec-2021	$9,425	$10,000	$10,000
May-2022	$7,983	$8,745	$8,990
May-2023	$7,619	$8,343	$9,128
May-2024	$7,882	$9,705	$10,815
May-2025	$8,646	$10,832	$12,335

Average Annual Return [Table Text Block]
	6 months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	7.93%	9.69%	-2.49%
With Load	1.76%	3.33%	-4.16%
MSCI ACWI ex US Small Cap Index	9.80%	11.62%	2.36%
MSCI WORLD ex USA Index	13.15%	14.06%	6.33%

Performance Inception Date	Dec. 28, 2021
AssetsNet	$ 656,864
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$656,864 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$0 Portfolio Turnover24%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Energy	1.0%
Utilities	2.6%
Communications	3.7%
Health Care	4.0%
Money Market Funds	4.0%
Consumer Staples	5.2%
Technology	10.2%
Real Estate	10.5%
Consumer Discretionary	11.1%
Materials	11.5%
Financials	13.3%
Industrials	24.1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Other Countries	9.3%
France	3.4%
Germany	4.2%
Netherlands	4.6%
United States	5.2%
Australia	6.2%
Sweden	6.6%
Italy	6.6%
Canada	13.3%
United Kingdom	15.5%
Japan	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.0%
Scout24 A.G.	2.8%
OPAP S.A.	2.4%
Ventia Services Group Pty Ltd.	2.2%
Technip Energies N.V.	2.2%
Lottomatica Group Spa	2.1%
VZ Holding A.G.	2.1%
Kotobuki Spirits Company Ltd.	2.1%
TMX Group Ltd.	2.0%
Maruwa Company Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.
C000233045
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class I
Trading Symbol	CSIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$51	0.98%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period ending May 31, 2025, the Class I shares of the Fund delivered a return of 8.17%, which trailed the 13.15% gain of the MSCI World ex USA Index and the 9.80% return of the MSCI ACWI ex US Small Cap Index.

The Industrials sector faced challenges in Japan. Misumi Group (9962-JP, 0.9% of holdings at period end), a leading Japanese precision components manufacturer, lowered its earnings guidance due to soft global capital spending and foreign exchange headwinds—despite delivering record results in fiscal year 2024. In contrast, many domestically focused, lower profitable Japanese industrial companies saw a tailwind from the strengthening yen and governance-related margin expansion. The Materials sector was a detractor of performance due to the significant outperformance of the metals & mining sub-sector driven by gold mining companies. The Fund strategy is underexposed to this segment due to the lack of long-term dividend growers in this sub-sector. The Fund’s stock selection in the Consumer Staples sector was a drag on relative returns. Warpaint London (W7L-GB, 1.7% of holdings at period end), a UK-based cosmetics company targeting the value beauty segment, was another detractor. After several years of strong growth, the company experienced a moderation in sales momentum, prompting a valuation reset. Despite the near-term weakness, the company maintains a strong balance sheet and continues to expand internationally.

The Energy sector was a contributor to performance helped by healthy exposure to LNG (Liquified Natural Gas) related companies that have benefited from increased prospects for LNG to drive energy needs over coal and other forms of fossil fuel. The Consumer Discretionary sector was also a positive contributor. Lottomatica (LTMC-IT, 2.1% of holdings at period end), Italy’s leading gaming company, delivered high returns as it successfully transitioned more of its physical store customers to its high-margin online platform, driving earnings growth and margin expansion. Lottomatica also benefited from continued capital allocation discipline through combination of growing dividends, disciplined M&A activity and increasing share buybacks. The Communication Services sector also contributed positively. Most notably Scout24 A.G. (G24-DE, 2.8% of holdings at period end), the leading online real estate marketplace in Germany, achieved accelerating sales and margin improvements in both sales and rental markets through new product innovations and superior execution. Share price was also rewarded due to high outlook visibility and lack of tariff risks.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class I	MSCI ACWI ex US Small Cap Index	MSCI WORLD ex USA Index
Dec-2021	$10,000	$10,000	$10,000
May-2022	$8,470	$8,745	$8,990
May-2023	$8,084	$8,343	$9,128
May-2024	$8,363	$9,705	$10,815
May-2025	$9,205	$10,832	$12,335

Average Annual Return [Table Text Block]
	6 Months	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	8.17%	10.07%	-2.39%
MSCI ACWI ex US Small Cap Index	9.80%	11.62%	2.36%
MSCI WORLD ex USA Index	13.15%	14.06%	6.33%

Performance Inception Date	Dec. 28, 2021
AssetsNet	$ 656,864
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$656,864 Number of Portfolio Holdings72 Advisory Fee (net of waivers)$0 Portfolio Turnover24%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Energy	1.0%
Utilities	2.6%
Communications	3.7%
Health Care	4.0%
Money Market Funds	4.0%
Consumer Staples	5.2%
Technology	10.2%
Real Estate	10.5%
Consumer Discretionary	11.1%
Materials	11.5%
Financials	13.3%
Industrials	24.1%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Country Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.2%
Other Countries	9.3%
France	3.4%
Germany	4.2%
Netherlands	4.6%
United States	5.2%
Australia	6.2%
Sweden	6.6%
Italy	6.6%
Canada	13.3%
United Kingdom	15.5%
Japan	26.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.0%
Scout24 A.G.	2.8%
OPAP S.A.	2.4%
Ventia Services Group Pty Ltd.	2.2%
Technip Energies N.V.	2.2%
Lottomatica Group Spa	2.1%
VZ Holding A.G.	2.1%
Kotobuki Spirits Company Ltd.	2.1%
TMX Group Ltd.	2.0%
Maruwa Company Ltd.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.
C000095114
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class A
Trading Symbol	CDGRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$58	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period, the Class A shares of the Fund declined 5.58% versus the 1.35% retreat registered by the S&P 500 Index and the 2.44% pullback posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index declined 5.02% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.7% of holdings at period end) rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.8% of holdings at period end), rose over 20% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Carribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Churchill Downs (CHDN, 1.2% of holdings at period end) was the worst performer in the Fund, falling 33% during the period. The owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares.

Energy sector constituent Northern Oil and Gas (NOG, 0.0% of holdings at period end, position exited in May) dipped 32% while we held a position in the shares. Oil prices declined as OPEC supply increases augmented robust production efforts in the United States. In response, NOG operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices. We elected to exit our position in the shares in favor of less volatile alternatives.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class A	Russell 3000® Index	S&P 500® Index
May-2015	$9,424	$10,000	$10,000
May-2016	$8,622	$10,022	$10,172
May-2017	$9,639	$11,795	$11,948
May-2018	$11,017	$13,572	$13,667
May-2019	$11,021	$13,911	$14,184
May-2020	$10,480	$15,505	$16,005
May-2021	$13,790	$22,314	$22,458
May-2022	$13,643	$21,492	$22,391
May-2023	$13,667	$21,929	$23,045
May-2024	$16,358	$27,978	$29,540
May-2025	$17,334	$31,648	$33,535

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	-5.58%	5.96%	10.59%	6.28%
With Load	-11.00%	-0.10%	9.29%	5.65%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.21%

AssetsNet	$ 30,140,753
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 16,257
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,140,753 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$16,257 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.4%
Energy	3.6%
Communications	4.0%
Materials	4.0%
Consumer Discretionary	10.7%
Health Care	12.1%
Industrials	12.6%
Financials	14.2%
Technology	28.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	2.3%
Visa, Inc., Class A	2.0%
Microsoft Corporation	2.0%
Intuit, Inc.	1.9%
Apple, Inc.	1.9%
Vertiv Holdings Company	1.8%
PriceSmart, Inc.	1.8%
Waste Connections, Inc.	1.7%
Morgan Stanley	1.7%
Encompass Health Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

C000109647
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class C
Trading Symbol	CDCRX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$94	1.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period, the Class C shares of the Fund declined 5.95% versus the 1.35% retreat registered by the S&P 500 Index and the 2.44% pullback posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index declined 5.02% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.7% of holdings at period end) rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.8% of holdings at period end), rose over 20% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Carribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Churchill Downs (CHDN, 1.2% of holdings at period end) was the worst performer in the Fund, falling 33% during the period. The owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares.

Energy sector constituent Northern Oil and Gas (NOG, 0.0% of holdings at period end, position exited in May) dipped 32% while we held a position in the shares. Oil prices declined as OPEC supply increases augmented robust production efforts in the United States. In response, NOG operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices. We elected to exit our position in the shares in favor of less volatile alternatives.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class C	Russell 3000® Index	S&P 500® Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,083	$10,022	$10,172
May-2017	$10,076	$11,795	$11,948
May-2018	$11,428	$13,572	$13,667
May-2019	$11,354	$13,911	$14,184
May-2020	$10,719	$15,505	$16,005
May-2021	$13,987	$22,314	$22,458
May-2022	$13,742	$21,492	$22,391
May-2023	$13,657	$21,929	$23,045
May-2024	$16,221	$27,978	$29,540
May-2025	$17,061	$31,648	$33,535

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	-5.95%	5.18%	9.74%	5.49%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.21%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%

AssetsNet	$ 30,140,753
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 16,257
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,140,753 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$16,257 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.4%
Energy	3.6%
Communications	4.0%
Materials	4.0%
Consumer Discretionary	10.7%
Health Care	12.1%
Industrials	12.6%
Financials	14.2%
Technology	28.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	2.3%
Visa, Inc., Class A	2.0%
Microsoft Corporation	2.0%
Intuit, Inc.	1.9%
Apple, Inc.	1.9%
Vertiv Holdings Company	1.8%
PriceSmart, Inc.	1.8%
Waste Connections, Inc.	1.7%
Morgan Stanley	1.7%
Encompass Health Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

C000124573
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class I
Trading Symbol	CDIVX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$51	1.05%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period, the Class I shares of the Fund declined 5.52% versus the 1.35% retreat registered by the S&P 500 Index and the 2.44% pullback posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index declined 5.02% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.7% of holdings at period end) rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.8% of holdings at period end), rose over 20% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Carribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Churchill Downs (CHDN, 1.2% of holdings at period end) was the worst performer in the Fund, falling 33% during the period. The owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares.

Energy sector constituent Northern Oil and Gas (NOG, 0.0% of holdings at period end, position exited in May) dipped 32% while we held a position in the shares. Oil prices declined as OPEC supply increases augmented robust production efforts in the United States. In response, NOG operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices. We elected to exit our position in the shares in favor of less volatile alternatives.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class I	Russell 3000® Index	S&P 500® Index
May-2015	$10,000	$10,000	$10,000
May-2016	$9,164	$10,022	$10,172
May-2017	$10,257	$11,795	$11,948
May-2018	$11,741	$13,572	$13,667
May-2019	$11,772	$13,911	$14,184
May-2020	$11,213	$15,505	$16,005
May-2021	$14,764	$22,314	$22,458
May-2022	$14,634	$21,492	$22,391
May-2023	$14,674	$21,929	$23,045
May-2024	$17,602	$27,978	$29,540
May-2025	$18,669	$31,648	$33,535

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	-5.52%	6.06%	10.73%	6.44%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.21%
S&P 500® Index	-1.35%	13.52%	15.94%	12.86%

AssetsNet	$ 30,140,753
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 16,257
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$30,140,753 Number of Portfolio Holdings69 Advisory Fee (net of waivers)$16,257 Portfolio Turnover11%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.4%
Utilities	2.6%
Real Estate	2.9%
Consumer Staples	3.4%
Energy	3.6%
Communications	4.0%
Materials	4.0%
Consumer Discretionary	10.7%
Health Care	12.1%
Industrials	12.6%
Financials	14.2%
Technology	28.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	2.3%
Visa, Inc., Class A	2.0%
Microsoft Corporation	2.0%
Intuit, Inc.	1.9%
Apple, Inc.	1.9%
Vertiv Holdings Company	1.8%
PriceSmart, Inc.	1.8%
Waste Connections, Inc.	1.7%
Morgan Stanley	1.7%
Encompass Health Corporation	1.7%

Material Fund Change [Text Block]

Material Fund Changes

Effective January 18, 2025, the Fund changed its Principal Investment Strategy. Specifically, the Fund’s definition of “dividend growth” in its non-fundamental principal investment strategies changed from securities that had increased their dividend for a minimum of five consecutive years to securities that have raised their dividend in the most recent annual period. For more detailed information, please visit https://www.sec.gov/Archives/edgar/data/1502745/000158064224007004/copeland-div_497.htm

C000209896
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class A
Trading Symbol	CSDGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$56	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period, the Class A shares of the Fund declined 12.01% versus the 11.22% retreat registered by the Russell 2500 Index and the 2.44% pullback posted by the Russell 3000 Index. The outperformance of this latter broad capitalization benchmark vs smaller stocks is reflective of the outsized performance of mega-capitalization technology and related higher risk small cap technology stocks relative to the broader market.

Our stock selection in defensive sectors such as Healthcare and Staples bolstered Fund returns during this volatile and overall declining market environment. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.8% of holdings at period end), rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.6% of holdings at period end), rose over 16% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Caribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in cyclical sectors of Consumer Discretionary and Energy was a drag on Fund returns. Churchill Downs (CHDN, 1.4% of holdings at period end), owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares. Meanwhile, oil prices declined as OPEC supply increases augmented robust production efforts in the United States. Energy holding Northern Oil and Gas (NOG, 0.9% of holdings at period end) declined significantly in this environment as its operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices, holding back the shares.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Index
Feb-2019	$9,423	$10,000	$10,000
May-2019	$9,796	$9,841	$10,163
May-2020	$9,802	$9,762	$11,328
May-2021	$13,471	$15,663	$16,302
May-2022	$13,021	$13,843	$15,702
May-2023	$12,843	$13,104	$16,021
May-2024	$14,761	$15,948	$20,440
May-2025	$14,414	$16,504	$23,122

Average Annual Return [Table Text Block]
	6 months	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	-12.01%	-2.36%	8.02%	6.98%
With Load	-17.08%	-7.94%	6.75%	5.98%
Russell 3000® Index	-2.44%	13.12%	15.34%	14.23%
Russell 2500® Index	-11.22%	3.49%	11.07%	8.28%

Performance Inception Date	Feb. 11, 2019
AssetsNet	$ 156,385,174
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 235,153
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$156,385,174 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$235,153 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.7%
Communications	3.0%
Utilities	3.2%
Consumer Staples	3.3%
Energy	4.1%
Real Estate	4.5%
Materials	8.2%
Consumer Discretionary	9.9%
Financials	11.4%
Health Care	12.9%
Technology	15.7%
Industrials	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	2.7%
Air Lease Corporation	2.0%
Ensign Group, Inc. (The)	2.0%
Reliance, Inc.	2.0%
Wingstop, Inc.	1.8%
nVent Electric PLC	1.8%
STERIS plc	1.8%
GFL Environmental, Inc.	1.8%
Encompass Health Corporation	1.8%
Hamilton Lane, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.
C000178802
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class I
Trading Symbol	CSMDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$45	0.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the six-month period, the Class I shares of the Fund declined 11.87% versus the 11.22% retreat registered by the Russell 2500 Index and the 2.44% pullback posted by the Russell 3000 Index. The outperformance of this latter broad capitalization benchmark vs smaller stocks is reflective of the outsized performance of mega-capitalization technology and related higher risk small cap technology stocks relative to the broader market.

Our stock selection in defensive sectors such as Healthcare and Staples bolstered Fund returns during this volatile and overall declining market environment. The nation’s largest provider of inpatient rehabilitation services, Encompass Health (EHC, 1.8% of holdings at period end), rose 18% during the period. At the end of April, the company reported better than expected quarterly revenue and EBITDA growth of 10% and 15%, respectively. Encompass is benefiting from a resurgence in patient volumes as nurse staffing issues subside and disciplined expansion activities augment capacity. Consumer Staples sector constituent PriceSmart (PSMT, 1.6% of holdings at period end), rose over 16% during the period. The San Diego-based company operates U.S. style membership shopping warehouse clubs in Latin America and the Caribbean. A focus on offering high quality goods and low prices continues to drive strong results at the company.

Our stock selection in cyclical sectors of Consumer Discretionary and Energy was a drag on Fund returns. Churchill Downs (CHDN, 1.4% of holdings at period end), owner of the eponymous racetrack that hosts the Kentucky Derby horse race, retreated as a softening consumer spending impacted the annual event. An announced delay in major improvements to the Churchill Downs racetrack also weighed on the shares. Meanwhile, oil prices declined as OPEC supply increases augmented robust production efforts in the United States. Energy holding Northern Oil and Gas (NOG, 0.9% of holdings at period end) declined significantly in this environment as its operator partners throttled back on drilling activities, limiting volumes. In early April, the announcement of sweeping tariffs on foreign goods drove a further retreat in crude oil and natural gas prices, holding back the shares.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Index
Feb-2017	$10,000	$10,000	$10,000
May-2017	$9,940	$9,848	$10,175
May-2018	$11,397	$11,649	$11,708
May-2019	$12,107	$11,149	$12,000
May-2020	$12,156	$11,060	$13,375
May-2021	$16,739	$17,746	$19,249
May-2022	$16,222	$15,684	$18,540
May-2023	$16,038	$14,847	$18,917
May-2024	$18,488	$18,069	$24,135
May-2025	$18,099	$18,699	$27,301

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	-11.87%	-2.11%	8.28%	7.45%
Russell 2500® Index	-11.22%	3.49%	11.07%	7.88%
Russell 3000® Index	-2.44%	13.12%	15.34%	12.94%

Performance Inception Date	Feb. 27, 2017
AssetsNet	$ 156,385,174
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 235,153
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$156,385,174 Number of Portfolio Holdings67 Advisory Fee (net of waivers)$235,153 Portfolio Turnover15%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	2.7%
Communications	3.0%
Utilities	3.2%
Consumer Staples	3.3%
Energy	4.1%
Real Estate	4.5%
Materials	8.2%
Consumer Discretionary	9.9%
Financials	11.4%
Health Care	12.9%
Technology	15.7%
Industrials	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	2.7%
Air Lease Corporation	2.0%
Ensign Group, Inc. (The)	2.0%
Reliance, Inc.	2.0%
Wingstop, Inc.	1.8%
nVent Electric PLC	1.8%
STERIS plc	1.8%
GFL Environmental, Inc.	1.8%
Encompass Health Corporation	1.8%
Hamilton Lane, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the six months ended May 31, 2025.